Share capital and shares held in treasury	12 Months Ended
Dec. 31, 2022
Share capital and shares held in treasury
Share capital and shares held in treasury

23 Share capital and shares held in treasury

Accounting policy

Shares of RELX PLC that are repurchased and not cancelled are classified as shares held in treasury. The consideration paid, including directly attributable costs, is recognised as a deduction from equity. Shares of RELX PLC that are purchased by the Employee Benefit Trust are also classified as shares held in treasury, with the cost recognised as a deduction from equity.

RELX PLC

CALLED UP SHARE CAPITAL – ISSUED AND FULLY PAID		2021		2022
	No. of shares	£m	No. of shares	£m
At start of year	1,982,299,312	286	1,984,961,632	286
Issue of ordinary shares	2,662,320	–	1,918,456	–
Cancellation of ordinary shares	–	–	(52,000,000)	(7)
At end of year	1,984,961,632	286	1,934,880,088	279

23 Share capital and shares held in treasury (continued)

NUMBER OF ORDINARY SHARES	Year ended 31 December
	2021			2022
	Shares in			Shares in
	issue net of			issue net of
	treasury	Shares in	Treasury	treasury
	shares*	issue	shares	shares*
	(millions)	(millions)	(millions)	(millions)
RELX PLC
At start of year	1,926.0	1,985.0	(55.6)	1,929.4
Issue of ordinary shares	2.7	1.9	–	1.9
Repurchase of ordinary shares	–	–	(21.7)	(21.7)
Net release/(purchase) of shares by the Employee Benefit Trust	0.7	–	(0.1)	(0.1)
Cancellation of ordinary shares	–	(52.0)	52.0	–
At end of year	1,929.4	1,934.9	(25.4)	1,909.5

*	At 31 December 2022 the total shares in issue net of treasury shares is 1,909,526,620 (2021: 1,929,425,389).

During the year, RELX PLC repurchased 21.7m (2021: nil; 2020: 7.8m) RELX PLC ordinary shares for an average price of 2,303p; repurchased shares are held in treasury. In 2022 the total consideration for the RELX PLC repurchases was £500m (2021: nil;
2020: £150m).

The Employee Benefit Trust purchases RELX PLC shares which, at the trustees’ discretion, can be used in respect of the exercise of share options and to meet commitments under conditional share awards. During the year, the Employee Benefit Trust purchased 2.2m shares for a total cost of £50m (2021: £1m; 2020: £37m). At 31 December 2022, shares held by the Employee Benefit Trust were £101m (2021: £86m; 2020: £97m) at cost.

The issue of ordinary shares in the year relates to the exercise of share options.

All of the RELX PLC ordinary shares rank equally with respect to voting rights and rights to receive dividends, except for shares held in treasury, which do not attract voting or dividend rights. There are no restrictions on the rights to transfer shares.

At 31 December 2022, RELX PLC shares held in treasury related to 5,553,401 (2021: 5,448,564; 2020: 6,192,953) RELX PLC ordinary shares held by the Employee Benefit Trust; and 19,800,067 (2021: 50,087,679; 2020: 50,087,679) RELX PLC ordinary shares held by the parent company. During 2022, 52m (2021: nil; 2020: nil) RELX PLC ordinary shares held in treasury were cancelled.

On 9 December 2022, RELX PLC announced a non-discretionary programme to repurchase further ordinary shares up to the value of £150m. At 31 December 2022, an accrual of £150m was recognised in respect of this non-discretionary commitment. A further 6.3m RELX PLC ordinary shares have been repurchased in January and February 2023 under this programme.